Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 20:- SUBSEQUENT EVENT

On March 25, 2024, based on the results of the six months period commencing July 2023 until December 31, 2023, the Company's board of directors approved the distribution of a cash dividend of $0.28 per common share for a total amount of approximately $15.6 million that will be paid during April 2024.